Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2012	2011	2010
Income before taxes on income:
Domestic	$159,330	$95,226	$160,749
Foreign	17,712	8,778	38,612
	$177,042	$104,004	$199,361

Schedule Of Taxes On Income

	Year ended December 31,
	2012	2011	2010
Current taxes:
Domestic	$12,957	$13,896	$26,842
Foreign	6,454	1,328	16,616
	19,411	15,224	43,458
Adjustment for previous years:
Domestic	(4,898)	2,009	(3,889)
Foreign	(633)	(2,308)	1,885
	(5,531)	(299)	(2,004)
Deferred income taxes:
Domestic	6,686	(2,861)	(10,303)
Foreign	(3,467)	1,560	(7,114)
	3,219	(1,301)	(17,417)
Total taxes on income from continuing operation	$17,099	$13,624	$24,037

Total:
Domestic	$14,745	$13,044	$12,650
Foreign	2,354	580	11,387
Total taxes on income from continuing operation	$17,099	$13,624	$24,037

Schedule Of Uncertain Tax Positions

	2012	2011
Balance at the beginning of the year	$53,183	$48,791
Additions related to interest and currency transaction	3,695	405
Additions based on tax positions taken during a prior period	5,925	5,336
Reduction related to tax positions taken during a prior period	(8,660)	(3,746)
Reductions related to settlement of tax matters	(117)	(4,684)
Additions based on tax positions taken during the current period	5,998	8,305
Reduction related to a lapse of applicable statute of limitation	(7,426)	(1,224)
Balance at the end of the year	$52,599	$53,183

Schedule Of Deferred Income Taxes

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2012
Deferred tax assets:
Reserves and allowances	$41,190	$10,451	$30,739
Inventory allowances	6,345	6,345	-
Property, plant and equipment	7,414	1,317	6,097
Other assets	17,819	6,899	10,920
Net operating loss carry-forwards	18,989	7,399	11,590
	91,757	32,411	56,346
Valuation allowance	(3,527)	(610)	(2,917)
Net deferred tax assets	88,230	31,801	56,429
Deferred tax liabilities:
Intangible assets	(33,064)	-	(33,064)
Property, plant and equipment	(18,882)	(18)	(18,864)
Reserves and allowances	(4,134)	(461)	(3,673)
	(56,080)	(479)	(55,601)
Net deferred tax assets	$32,150	$31,322	$828
As of December 31, 2011
Deferred tax assets:
Reserves and allowances	$45,069	$15,939	$29,130
Inventory allowances	6,328	6,328	-
Property, plant and equipment	4,134	1,087	3,047
Other	22,415	10,242	12,173
Net operating loss carry-forwards	20,881	1,667	19,214
	98,827	35,263	65,564
Valuation allowance	(1,302)	-	(1,302)
Net deferred tax assets	97,525	35,263	63,564
Deferred tax liabilities:
Intangible assets	(40,386)	-	(40,386)
Property, plant and equipment	(17,737)	-	(17,737)
Reserves and allowances	-	-	-
	(58,123)	-	(58,123)
Net deferred tax assets	$39,402	$35,263	$4,139

Schedule Of Deferred Taxes As Reflected In The Balance Sheet

	December 31,
	2012	2011
Current deferred income tax assets (Note 4)	$31,801	$35,263
Current deferred income tax liabilities (Note 13)	$479	$-
Non-current deferred income tax assets	$31,465	$36,130
Non-current deferred income tax liabilities	$30,639	$31,991

Schedule Of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2012	2011	2010
Income before taxes as reported in the consolidated statements of income	$177,042	$104,004	$199,361
Statutory tax rate	25%	24%	25%
Theoretical tax expense	$44,261	$24,961	$49,840
Tax benefit arising from reduced rate as an "Approved and
Privileged Enterprise" and other tax benefits (*)	(26,098)	(11,451)	(20,528)
Tax adjustment in respect of different tax rates for Foreign subsidiaries	5,469	2,721	5,382
Changes in carry-forward losses and valuation Allowances	1,643	(125)	(8,006)
Increase in taxes resulting from non-deductible expenses	1,426	1,105	3,020
Difference in basis of measurement for financial reporting and tax return purposes	(3,240)	(2,375)	(3,370)
Taxes in respect of prior years	(5,531)	(299)	(2,004)
Other differences, net	(831)	(913)	(237)
Actual tax expenses	$17,099	$13,624	$24,037
Effective tax rate	9.66%	13.10%	12.06%

(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises

Basic	$0.62	$0.27	$0.48
Diluted	$0.62	$0.27	$0.47